PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 5 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of
	June 30, 2024	December 31, 2023
At cost:
Leasehold improvements	$34,890	$37,159
Furniture and fixtures	7,803	8,310
Equipment	41,159	40,135
	83,852	85,604
Less: accumulated depreciation	(67,527)	(65,995)
Total	$16,325	$19,609

Depreciation expense for the six months ended June 30, 2024 and 2023 was $3,952 and $7,420, respectively.